Claims revenue (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Contractors [Abstract]
Claims revenue recognized	20,994	32,612	2,521
Claims revenue uncollected (classified as unbilled revenue)	18,426	22,393	1,742